AMOUNT DUE TO DIRECTOR (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Amounts Due To Directors	$ 286,327	$ 199,949
Directors [Member]
Amounts Due To Directors	$ 286,327	$ 199,949